Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition Costs [Abstract]
Deferred Policy Acquisition Costs

Note 8 DEFERRED POLICY ACQUISITION COSTS

The following reflects the amounts of policy acquisition costs deferred and amortized (dollars in thousands):

As of December 31,	2011	2010
Deferred policy acquisition costs:
Assumed	$3,605,611	$3,377,073
Retroceded	(61,686)	(62,358)
Net	$3,543,925	$3,314,715

Years ended December 31,	2011	2010	2009
Balance, beginning of year	$3,314,715	$3,355,275	$3,336,699
Capitalized
Assumed	947,014	885,450	802,213
Retroceded	(13,411)	(13,838)	(9,192)
Amortized (including interest):
Assumed	(820,084)	(831,979)	(578,367)
Allocated to change in value of embedded derivatives	114,877	(108,515)	(287,164)
Retroceded	14,084	12,390	16,951
Attributed to unrealized investment gains (losses)	(7,448)	(15,671)	(45,839)
Foreign currency changes	(5,822)	31,603	119,974
Balance, end of year	$3,543,925	$3,314,715	$3,355,275

Some reinsurance agreements involve reimbursing the ceding company for allowances and commissions in excess of first-year premiums. These amounts represent acquisition costs and are capitalized to the extent deemed recoverable from the future premiums and amortized against future profits of the business. This type of agreement presents a risk to the extent that the business lapses faster than originally anticipated, resulting in future profits being insufficient to recover the Company's investment.